Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
(Loss) profit before income taxes	€ (1,226,855)	€ (57,725)	€ 10,744
Adjustments for:
Depreciation on plant and equipment	4,019	4,455	1,185
Depreciation on right-of-use assets	92,293	64,426	1,855
Gain on modification of lease, net	(451)
Change in provisions	(11,000)
Bad debt written off	5,261
Interest expense	4,946	2,421	124
Operating (loss) profit before working capital changes	(1,131,787)	13,577	13,908
Change in deferred offering costs	(262,684)
Change in trade and other receivables	82,505	(38,250)	(22,166)
Change in deposits and prepayments	(109,577)	(69,194)
Change in deferred revenue	194,877	29,371
Change in trade and other payables	310,054	97,562	41,300
Cash (used in) generated from operations	(916,612)	33,066	33,042
Tax paid	(824)	(6,217)	(4,137)
Net cash (used in) generated from operating activities	(917,436)	26,849	28,905
Investing activity
Purchase of plant and equipment	(1,209)	(16,353)
Acquisition of a subsidiary	(25,000)
Cash used in an investing activity	(26,209)	(16,353)
Financing activities
Loan from a shareholder		20,000
Repayment of loan from a shareholder	(20,000)
Proceeds from shares issuance for cash	1,346,607
Repayment of lease liabilities	(82,516)	(54,762)	(1,855)
Interest portion of lease liabilities	(3,680)	(2,234)	(28)
Interest paid on long term borrowing	(183)	(187)	(96)
Contributions		272	243
New long-term borrowing raised			25,000
Partial repayment of long-term borrowing	(3,084)
Net cash generated from (used in) financing activities	1,237,144	(36,911)	23,264
Net increase (decrease) in cash and cash equivalents	293,499	(26,415)	52,169
Cash and cash equivalents at beginning of the year	26,957	53,372	1,203
Effect of foreign exchange rate changes	26,773
Cash and cash equivalents at end of the year	347,229	26,957	€ 53,372
Non-cash financing activities
Right-of-use assets obtained in exchange for lease liabilities	22,752	€ 425,250
Change in lease liabilities for modification of lease	€ 5,933